REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Revenue from contracts with customers [Abstract]
Trade receivables	$ 504,577	$ 696,079
Contract assets	436,847	503,552
Contract liabilities	(307,306)	(330,134)
Unearned revenue	(93,713)	(97,777)
Net contract balances	$ 540,405	$ 771,720